Asset Retirement Obligation	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATION
17.          ASSET RETIREMENT OBLIGATION

The Company has an obligation to remediate certain known occurrences of asbestos at our manufacturing facility in West Springfield, Massachusetts. The significant assumptions used to estimate the obligation are:

Annual inflation rate	5.54%
Credit-adjusted risk-free rate	5.37%
Initial estimated remediation costs (undiscounted and not adjusted for inflation)	$200,000 ($41,000 paid in 2007)
Estimated remediation completion date	December 19, 2038
Estimated remediation cost on December 19, 2038	$720,000

The following is a reconciliation of the beginning and ending aggregate carrying amounts of the asset retirement obligation (all amounts in thousands):

	Year Ended December 31,
	2014		2013
Balance, beginning	$194		$184
Accretion expense	10		10
Balance, ending	$204	(1)	$194

(1)	The difference between the $204,000 liability as of December 31, 2014 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2014 and December 19, 2038.

Accretion expense on the asset retirement obligation is included in general and administrative expenses in the accompanying consolidated statements of comprehensive loss.